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Schedule of Investments
(unaudited)
Templeton Growth Fund, Inc. 2
Notes to Schedule of Investments 5

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited), May 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 98.8%
Australia 1.8%
Rio Tinto Ltd. ................... Metals & Mining 1,280,900 $ 171,313,325
Canada 1.1%
Royal Bank of Canada ............ Banks 512,746 98,350,235
China 2.3%
BYD Co. Ltd. , H ................. Automobiles 11,167,000 129,991,429
a
JD.com, Inc. , ADR ................ Broadline Retail 2,924,776 84,321,292
214,312,721
Denmark 1.1%
Novo Nordisk A/S , B .............. Pharmaceuticals 2,280,212 104,194,656
France 5.0%
Airbus SE ...................... Aerospace & Defense 642,490 134,169,389
Safran SA ...................... Aerospace & Defense 499,786 177,750,083
Vinci SA ....................... Construction & Engineering 1,035,401 150,586,968
462,506,440
Germany 3.8%
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 1,748,444 165,779,726
Siemens Energy AG .............. Electrical Equipment 984,434 186,367,243
352,146,969
Hong Kong 2.9%
AIA Group Ltd. .................. Insurance 9,931,200 104,176,078
Hong Kong Exchanges & Clearing Ltd. Capital Markets 1,713,160 87,473,886
Sun Hung Kai Properties Ltd. ....... Real Estate Management & Development 4,926,603 82,741,019
274,390,983
India 0.6%
HDFC Bank Ltd. ................. Banks 6,919,985 54,245,682
Japan 5.9%
Ebara Corp. .................... Machinery 2,719,708 96,708,190
IHI Corp. ....................... Machinery 5,447,565 94,658,923
Keyence Corp. .................. Electronic Equipment, Instruments &
Components 265,089 133,216,471
Mitsubishi Electric Corp. ........... Electrical Equipment 2,290,979 93,135,347
a
SBI Shinsei Bank Ltd. ............. Banks 5,895,674 51,736,962
Toyota Motor Corp. ............... Automobiles 4,125,600 78,046,929
547,502,822
Netherlands 2.4%
ING Groep NV .................. Banks 7,146,755 221,373,861
South Korea 2.3%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,019,161 213,813,506
Taiwan 3.2%
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 719,413 301,038,370
United Kingdom 8.4%
AstraZeneca plc ................. Pharmaceuticals 502,870 93,365,168
HSBC Holdings plc ............... Banks 10,707,767 201,073,031
Rolls-Royce Holdings plc .......... Aerospace & Defense 13,108,275 235,841,870
SSE plc ....................... Electric Utilities 4,253,233 133,012,257

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Unilever plc ..................... Personal Care Products 2,079,113 $ 117,663,159
780,955,485
United States 58.0%
b
Advanced Micro Devices, Inc. ....... Semiconductors & Semiconductor Equipment 203,594 105,074,863
Alphabet, Inc. , A ................. Interactive Media & Services 988,531 375,977,881
b
Amazon.com, Inc. ................ Broadline Retail 1,401,531 379,310,350
Amphenol Corp. , A ............... Electronic Equipment, Instruments &
Components 733,094 109,055,063
Apple, Inc. ..................... Technology Hardware, Storage & Peripherals 1,488,893 464,623,950
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 206,471 92,924,338
b
Arista Networks, Inc. .............. Communications Equipment 605,720 96,594,168
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 859,852 143,965,020
BP plc ......................... Oil, Gas & Consumable Fuels 13,045,495 92,146,476
Broadcom, Inc. .................. Semiconductors & Semiconductor Equipment 767,150 342,739,606
Carrier Global Corp. .............. Building Products 1,433,717 91,571,505
Charles Schwab Corp. (The) ........ Capital Markets 996,908 87,079,914
CNH Industrial NV ................ Machinery 8,569,730 87,496,943
ConocoPhillips .................. Oil, Gas & Consumable Fuels 832,267 94,861,793
Crown Holdings, Inc. .............. Containers & Packaging 996,144 94,713,372
Eli Lilly & Co. ................... Pharmaceuticals 73,112 80,788,760
Ferguson Enterprises, Inc. ......... Trading Companies & Distributors 402,194 90,883,778
HCA Healthcare, Inc. .............. Health Care Providers & Services 201,982 76,458,266
Honeywell International, Inc. ........ Industrial Conglomerates 663,395 157,795,135
b
IQVIA Holdings, Inc. .............. Life Sciences Tools & Services 279,464 50,921,135
Linde plc ....................... Chemicals 449,131 223,528,007
Medtronic plc ................... Health Care Equipment & Supplies 1,442,161 106,445,903
Microsoft Corp. .................. Software 911,599 410,438,334
b
Netflix, Inc. ..................... Entertainment 1,048,176 90,164,100
NextEra Energy, Inc. .............. Electric Utilities 1,026,959 89,355,703
NVIDIA Corp. ................... Semiconductors & Semiconductor Equipment 2,293,461 484,241,356
PNC Financial Services Group, Inc.
(The) ........................ Banks 479,327 105,988,786
Progressive Corp. (The) ........... Insurance 468,478 89,198,211
Schneider Electric SE ............. Electrical Equipment 575,057 180,615,796
Smurfit Westrock plc .............. Containers & Packaging 2,264,500 93,184,175
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 412,077 202,952,043
United Rentals, Inc. ............... Trading Companies & Distributors 62,150 61,880,891
Visa, Inc. , A ..................... Financial Services 433,968 141,629,796
5,394,605,417
Total Common Stocks (Cost $ 6,948,432,594 ) ....................................
9,190,750,472
a a a a a
Escrows and Litigation Trusts 0.0%
b,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 6,948,432,594 ) .............................
9,190,750,472

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 7 .
Short Term Investments 2.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 1.5%
Australia 1.5%
Australia & New Zealand Banking Group
Ltd. , 3.62% , 6/01/26 ............. 143,900,000 $ 143,900,000
Total Time Deposits (Cost $ 143,900,000 ) .......................................
143,900,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 0.5%
Money Market Funds 0.5%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.579% ...... 44,705,864 44,705,864
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 44,705,864 ) ................................................................
44,705,864
a a a a a
Total Short Term Investments (Cost $ 188,605,864 ) ...............................
188,605,864
a a a
Total Investments (Cost $ 7,137,038,458 ) 100.8% ................................
$9,379,356,336
Other Assets, less Liabilities (0.8) % ...........................................
(74,472,514)
Net Assets 100.0% ...........................................................
$9,304,883,822
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at May 31, 2026.
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Growth Fund, Inc.

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton Growth Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Directors (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Growth Fund, Inc.
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Growth Fund, Inc.
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.579% ............ $— $415,857,941 $(371,152,077) $— $— $44,705,864 44,705,864 $614,616
Total Affiliated Securities ... $— $415,857,941 $(371,152,077) $— $— $44,705,864 $614,616
2. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
a
Common Stocks :
Australia ............................. $ — $ 171,313,325 $ — $ 171,313,325
Canada .............................. 98,350,235 — — 98,350,235
China ............................... 84,321,292 129,991,429 — 214,312,721
Denmark ............................. — 104,194,656 — 104,194,656
France ............................... — 462,506,440 — 462,506,440
Germany ............................. — 352,146,969 — 352,146,969
Hong Kong ........................... — 274,390,983 — 274,390,983
India ................................ — 54,245,682 — 54,245,682
Japan ............................... — 547,502,822 — 547,502,822
Netherlands ........................... — 221,373,861 — 221,373,861
South Korea .......................... — 213,813,506 — 213,813,506
Taiwan ............................... 301,038,370 — — 301,038,370
United Kingdom ........................ — 780,955,485 — 780,955,485
United States .......................... 5,121,843,145 272,762,272 — 5,394,605,417
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 44,705,864 143,900,000 — 188,605,864
Total Investments in Securities ........... $5,650,258,906 $3,729,097,430
c
$— $9,379,356,336
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $3,585,197,430, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.